STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

April 16, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Attention:  John C. Grzeskiewicz, Esq.

Re:          Strategic Funds, Inc.
(Registration Nos: 2-88816 and 811-03940)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 61 ("Amendment No. 61") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").  Amendment No. 61 is being filed in order to add two new series to the Fund – Dreyfus Select Managers Large Cap Growth Fund and Dreyfus Select Managers Small Cap Growth Fund (the "New Series").

Each New Series' investment objective is capital appreciation.  Each New Series' objective may be changed by its board, upon 60 days' prior notice to shareholders.  Dreyfus Select Managers Large Cap Growth Fund normally invests at least 80% of its assets in the stocks of large cap companies.  Dreyfus Select Managers Small Cap Growth Fund normally invests at least 80% of its assets in the stocks of small cap companies.  The New Series' stock investments may include common stocks, preferred stocks, convertible securities, and securities issued by real estate investment trusts (REITs), including stock purchased in initial public offerings (IPOs) or shortly thereafter.  Each New Series may invest up to 15% of its assets in foreign securities.  Pursuant to exemptive relief granted by the Commission, each New Series uses a "multi-manager" approach by selecting one or more sub-investment advisors to manage its assets.

Each New Series will offer three classes – Class A, C and I – of shares.  The distribution and shareholder servicing fees and expenses, investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, C and I shares of the other funds in the Dreyfus Family of Funds.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 61 in order to file certain exhibits, including Articles Supplementary, revised management and distribution agreements, revised shareholder services, 12b-1 and 18f-3 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:           David Stephens

April 16, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  John C. Grzeskiewicz, Esq.

Re:	Strategic Funds, Inc.
(Registration Nos: 2-88816 and 811-03940)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Select Managers Large Cap Growth Fund and Dreyfus Select Managers Small Cap Growth Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

STRATEGIC FUNDS, INC.

By: /s/  Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President